INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Summary of inventories and written down of inventories
	December 31,2022	December 31,2021
Finished goods	1,504,134	814,320
Parts and accessories	168,777	180,286
Construction material	152,789	126,889
Warehouse and others	43,359	27,809
	1,869,059	1,149,304